FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities [Member]
Fair Value Of Warrant Liabilities, Beginning	$ 211,614	$ 5,299,242	$ 5,299,242	$ 0
Initial Measurement		(3,918,377)		8,310,000
Change In Valuation Inputs Or Other Assumptions	499,246	1,380,865	(5,087,629)	(3,010,758)
Fair Value Of Warrant Liabilities, Ending	710,860	5,299,242	211,613	5,299,242
Private Placement [Member]
Fair Value Of Warrant Liabilities, Beginning	101,432	2,262,941	2,262,941	0
Initial Measurement		(1,662,091)		3,610,000
Change In Valuation Inputs Or Other Assumptions	85,826	600,850	(2,161,510)	(1,347,059)
Fair Value Of Warrant Liabilities, Ending	187,258	2,262,941	101,431	2,262,941
Public [Member]
Fair Value Of Warrant Liabilities, Beginning	110,182	3,036,301	3,036,301	0
Initial Measurement		(2,256,286)		4,700,000
Change In Valuation Inputs Or Other Assumptions	413,420	780,015	(2,926,119)	(1,663,699)
Fair Value Of Warrant Liabilities, Ending	$ 523,602	$ 3,036,301	$ 110,182	$ 3,036,301